Commitments Guarantees and Contingent Liabilities - Additional Information (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011 Corporate loans USD ($)	Mar. 31, 2011 Corporate loans JPY (¥)	Mar. 31, 2010 Corporate loans JPY (¥)	Mar. 31, 2011 Corporate loans Performance Guarantee USD ($)	Mar. 31, 2011 Corporate loans Performance Guarantee JPY (¥)
Commitments and Contingencies Disclosure [Line Items]
Commitments for purchase of equipment to be leased at cost	$ 137	¥ 11,423
Total rental payments under operating lease agreements	98	8,131	9,571	10,422
Payments for computer systems under non-cancelable contracts	9	759	1,029	985
Longest non-cancelable contracts matured period	Mature in fiscal 2013	Mature in fiscal 2013
Estimated construction costs	1,630	135,567
Total unused credit and capital amount available	934	77,694
Guarantee Obligations Maximum Exposure	5,971	496,452	340,249		3,756	312,273	321,448	14,877	1,237,000
Guarantee Obligations Current Carrying Value	$ 79	¥ 6,533	¥ 5,631		$ 24	¥ 1,958	¥ 2,986	$ 8	¥ 702